Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Trading Symbol	ERJ
Entity Registrant Name	EMBRAER S.A.
Entity Central Index Key	0001355444
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-15102
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Avenida Dra. Ruth Cardoso
Entity Address, Address Line Two	8,501, 30th floor (part)
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	05425-070
Entity Common Stock, Shares Outstanding	734,632,806
Title of 12(b) Security	Common shares, without par value
Security Exchange Name	NYSE
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	KPMG Auditores Independentes Ltda.
Auditor Firm ID	1124
Auditor Location	Brazil
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Antonio Carlos Garcia
Contact Personnel Email Address	investor.relations@embraer.com.br
Entity Address, Address Line One	Avenida Dra. Ruth Cardoso
Entity Address, Address Line Two	8,501, 30th floor (part)
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
City Area Code	55
Local Phone Number	11 3040 6874
Entity Address, Postal Zip Code	05425-070